Fair Value Measurements - Summary of Fair Value Measurements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 0	$ 8,802,196	$ 8,802,196	$ 3,121,591
Change in fair value	0	303,139	(2,752,430)	4,078,431
Loss on modification			0	1,602,174
Conversion of SAFEs			(6,049,766)	0
Ending balance		9,105,335	0	8,802,196
Third Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 0	663,804	663,804	235,409
Change in fair value		22,861	(207,570)	307,569
Loss on modification				120,826
Conversion of SAFEs			(456,234)
Ending balance		$ 686,665	$ 0	$ 663,804